A Message
From
The Chairman of the Board
and President of
AUL American Series Fund, Inc.


To Participants in AUL American Unit Trust:

During the past two years, investors have been faced with a series of extra ordinary events that have profoundly affected our society, economy, and investment markets. We have witnessed the demise of the dot-com era, experienced a controversial presidential election and suffered through deplorable terrorist attacks. We also have had to grapple with anthrax threats and a war in Afghanistan.

It is not surprising that these events had a negative impact on the U.S. stock market. After experiencing disappointing equity returns in 2000, investors were hoping for a rebound in 2001. However, these hopes faded quickly. The S&P 500, the Dow Jones Industrial Average and the NASDAQ Composite (three commonly used equity indices) posted negative returns during calendar 2001. These indices also posted negative returns in 2000, making this the first time we have had consecutive negative annual returns in these major stock indices since the 1970s.

For the second year in a row, bonds provided returns significantly higher than the typical equity fund. The average taxable bond fund earned 5.13% in 2001,16 percentage points higher than the average stock fund. Overall, corporate bonds were the top-performing sector of the bond market, even though the credit quality of many borrowers suffered greatly as a result of the weakening economy and events such as the World Trade Center tragedy. The financial collapse of Enron Corporation, the largest company to ever file for bankruptcy, was another notable event in 2001.

As we enter 2002, we are cautiously optimistic. It is hoped that the combination of a stimulative monetary policy, tax cuts, declining inventory levels, and a successful war on terrorism will provide the necessary stimulus for positive economic growth and a fresh wave of bullishness for the stock market. Bonds should also benefit from an improving economic environment as the financial quality of corporate borrowers begins to improve. Bond prices are vulnerable, however, should interest rates move higher in reaction to a reversal later in the year of the Federal Reserve Bank's current stimulative interest rate policy. The tragic events of September 11 will remain forever etched in our memories. We at American United Life Insurance Company would like to express our heartfelt sympathy to everyone so personally affected.

R. Stephen Radcliffe, FSA
Chairman of the Board of Directors and President of AUL American Series Fund, Inc.
Indianapolis, Indiana
January 31, 2002

                       (This page is intentionally blank)

Report of Independent Accountants





The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company



In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of AUL American Unit Trust (the "Trust") at December 31, 2001, the results of its operations and changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial state- ment presentation.

We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 1, 2002

                            AUL American Unit Trust
                            statementS of net assets
                               December 31, 2001



                                                          AUL American Series Fund


                                                                                            Tactical Asset
                                      Equity     Money Market       Bond          Managed     Allocation


Assets:
  Investments at value            $  50,117,941  $  30,944,919 $   22,517,895 $  36,622,342  $     22,432


Net assets                        $  50,117,941  $  30,944,919 $   22,517,895 $  36,622,342  $     22,432


Units outstanding                    14,015,800     21,163,682     10,785,661    12,753,881        17,617


Accumulation unit value           $        3.58  $        1.46 $         2.09 $        2.87  $       1.27





                                           AUL American Series Fund                     Fidelity

                                   Conservative    Moderate      Aggressive
                                     Investor      Investor       Investor      High Income     Growth


Assets:
  Investments at value            $     343,261  $     573,333 $      332,929 $  17,818,565  $141,929,594


Net assets                        $     343,261  $     573,333 $      332,929 $  17,818,565  $141,929,594


Units outstanding                       305,510        548,789        335,983    15,753,066    51,057,046


Accumulation unit value           $        1.12  $        1.04 $         0.99 $        1.13  $       2.78



    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      statementS of net assets (continued)
                               December 31, 2001

                                                           Fidelity                          State Street
                                                                                               Equity
                                     Overseas    Asset Manager  Equity-Income   Contrafund    500 Index*

Assets:
  Investments at value            $  18,651,096  $  95,700,728 $   25,138,964 $  50,723,691  $171,749,661


Net assets                        $  18,651,096  $  95,700,728 $   25,138,964 $  50,723,691  $171,749,661


Units outstanding                    12,518,734     52,427,456     12,372,602    21,679,020    64,168,583


Accumulation unit value           $        1.49  $        1.83 $         2.03 $        2.34  $       2.68





                                                              American Century

                                    VP Capital                    Small Cap     VP Income &VP International
                                   Appreciation  Equity Income      Value         Growth        Growth


Assets:
  Investments at value            $   7,287,561  $      12,028 $       20,784 $       1,305  $        201


Net assets                        $   7,287,561  $      12,028 $       20,784 $       1,305  $        201


Units outstanding                     5,183,712         10,717         16,826         1,385           120


Accumulation unit value           $        1.41  $        1.12 $         1.24 $        0.94  $       1.68



*On April 18, 2001, all assets from the Fidelity Index 500 Fund were transferred to the State Street Equity 500 Index.

    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      statementS of net assets (continued)
                               December 31, 2001




                                     American
                                      Century                       Alger                       Calvert

                                                   American       American       American   Social Mid Cap
                                       Ultra        Growth        Balanced   Leveraged AllCap   Growth

Assets:
  Investments at value            $         255  $  82,508,309 $    2,006,405 $     462,097  $  9,967,264


Net assets                        $         255  $  82,508,309 $    2,006,405 $     462,097  $  9,967,264


Units outstanding                           114     33,303,582      2,331,733       855,690     4,701,190


Accumulation unit value           $        2.24  $        2.48 $         0.86 $        0.54  $       2.12






                                   T. Rowe Price                    PBHG                         Janus

                                                                Technology &     Large Cap     Worldwide
                                   Equity Income   Growth II   Communications      Value        Growth


Assets:
  Investments at value            $  53,368,192  $   4,574,184 $    3,894,449 $       8,329  $ 49,415,264


Net assets                        $  53,368,192  $   4,574,184 $    3,894,449 $       8,329  $ 49,415,264


Units outstanding                    23,400,668      4,241,331      3,251,322         8,536    32,859,993


Accumulation unit value           $        2.28  $        1.08 $         1.20 $        0.98  $       1.50




    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      statementS of net assets (continued)
                               December 31, 2001



                                       Janus                SAFECO                       INVESCO

                                     Flexible                                                  Financial
                                      Income        Equity         Growth        Dynamics      Services

Assets:
  Investments at value            $   8,419,125  $   5,939,304 $   18,378,482 $         316  $      3,531


Net assets                        $   8,419,125  $   5,939,304 $   18,378,482 $         316  $      3,531


Units outstanding                     6,419,285      4,874,658     11,410,141           145         3,556


Accumulation unit value           $        1.31  $        1.22 $         1.61 $        2.18  $       0.99





                                             INVESCO              Vanguard

                                                                 Short-Term
                                  Health Sciences Technology       Federal


Assets:
  Investments at value            $         840  $         829 $          508


Net assets                        $         840  $         829 $          508


Units outstanding                           766            914            358


Accumulation unit value           $        1.10  $        0.91 $         1.42



    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                            statementS of OPERATIONS
                      For the year ended December 31, 2001


                                                          AUL American Series Fund

                                                                                            Tactical Asset
                                      Equity     Money Market       Bond          Managed     Allocation
Investment income:
  Dividend income                 $     571,622  $     967,298 $    1,059,176 $     899,172  $        488
  Mortality and expense charges         563,301        344,639        236,354       402,228           486

  Net investment income (loss)            8,321        622,659        822,822       496,944             2

Gain (loss) on investments:
  Net realized gain (loss)           (1,557,726)             -        434,395       (16,479)       (1,453)
  Realized gain distributions         2,403,671              -              -     1,212,980         1,771
  Net change in unrealized
   appreciation (depreciation)        3,423,450              -       (333,827)               1,064,521    (6)

  Net gain (loss)                     4,269,395              -        100,568     2,261,022           312

Increase (decrease) in
  net assets from operations      $   4,277,716  $     622,659 $      923,390 $   2,757,966  $        314





                                           AUL American Series Fund                     Fidelity
                                   Conservative    Moderate      Aggressive
                                     Investor      Investor       Investor      High Income     Growth

Investment income:
  Dividend income                 $      10,915  $      14,666 $        7,725 $   2,085,174  $    108,649
  Mortality and expense charges           3,670          6,006          3,581       227,138     1,786,125

  Net investment income (loss)            7,245          8,660          4,144     1,858,036    (1,677,476)

Gain (loss) on investments:
  Net realized gain (loss)               (1,254)        (2,320)        (8,790)   (2,586,793)      413,798
  Realized gain distributions               303            479            530             -    10,213,019
  Net change in unrealized
   appreciation (depreciation)           (4,825)       (20,161)       (14,037)   (1,835,584)  (39,199,967)

  Net gain (loss)                        (5,776)       (22,002)       (22,297)   (4,422,377)  (28,573,150)

Increase (decrease) in
  net assets from operations      $       1,469  $     (13,342)$      (18,153)$  (2,564,341) $(30,250,626)


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      statementS of OPERATIONS (continued)
                      For the year ended December 31, 2001
                              Fidelity State Street



                                                                                                Equity
                                     Overseas    Asset Manager  Equity-Income   Contrafund    500 Index*

Investment income:
  Dividend income                 $   1,016,006  $   3,717,938 $      401,478 $      395,620 $  3,396,270
  Mortality and expense charges         253,279      1,160,106        308,480        627,325    2,136,138

  Net investment income (loss)          762,727      2,557,832         92,998       (231,705)   1,260,132

Gain (loss) on investments:
  Net realized gain (loss)          (10,822,795)      (304,253)      (189,415)       310,868  (16,005,222)
  Realized gain distributions         1,605,944      1,394,227      1,127,961      1,396,309            -
  Net change in unrealized
   appreciation (depreciation)        3,485,832     (8,642,900)    (2,594,978)    (8,867,778)  (9,843,219)

  Net gain (loss)                    (5,731,019)   (7,5552,926)    (1,656,432)    (7,160,601) (25,848,441)

Increase (decrease) in
  net assets from operations      $  (4,968,292) $  (4,995,094)  $ (1,563,434) $ (7,392,306) $(24,588,309)


                                                              American Century

                                    VP Capital                    Small Cap     VP Income &  VP International
                                   Appreciation  Equity Income      Value         Growth        Growth

                                                 For the period For the period For the periodFor the period
                                                 from 5/01/01   from 5/01/01   from 5/01/01  from 5/01/01
                                                 (commencement) (commencement) (commencement)(commencement)
                                                  to 12/31/01    to 12/31/01    to 12/31/01   to 12/31/01

Investment income:
  Dividend income                 $           -  $          43 $           12 $           3  $          -
  Mortality and expense charges          99,439             20             21             -             -

  Net investment income (loss)          (99,439)            23             (9)            3             -

Gain (loss) on investments:
  Net realized gain (loss)             (378,410)             1              -             -             -
  Realized gain distributions         2,962,118             50            187             -             -
  Net change in unrealized
   appreciation (depreciation)       (5,428,124)           519            656            13             3

  Net gain (loss)                    (2,844,416)           570            843            13             3

Increase (decrease) in
  net assets from operations      $  (2,943,855) $         593 $          834 $          16  $          3


*On April 18, 2001, all assets from the Fidelity Index 500 Fund were transferred to the State Street Equity 500 Index.

    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      statementS of OPERATIONS (continued)
                      For the year ended December 31, 2001



                                 American Century                   Alger                       Calvert

                                                   American       American       American    Social Mid-Cap
                                       Ultra        Growth        Balanced   Leveraged AllCap   Growth

                                  For the period
                                   from 5/01/01
                                  (commencement)
                                    to 12/31/01
Investment income:
  Dividend income                 $           -  $     190,534 $       16,132 $           -  $          -
  Mortality and expense charges               -      1,032,046         15,567         2,790       123,208

  Net investment income (loss)                -       (841,512)           565        (2,790)     (123,208)

Gain (loss) on investments:
  Net realized gain (loss)                    -     (3,234,801)       (16,143)       (9,807)   (3,306,024)
  Realized gain distributions                 -     10,331,798         19,635         5,547       708,640
  Net change in unrealized
   appreciation (depreciation)                1    (17,522,085)       (48,362)      (11,151)    1,170,454

  Net gain (loss)                             1    (10,425,088)       (44,870)      (15,411)   (1,426,930)

Increase (decrease) in
  net assets from operations      $           1  $ (11,266,600)     $ (44,305)   $  (18,201) $ (1,550,138)


                                   T. Rowe Price                    PBHG                         Janus

                                                                Technology &     Large Cap     Worldwide
                                   Equity Income   Growth II   Communications      Value        Growth

                                                                              For the period
                                                                               from 5/01/01
                                                                              (commencement)
                                                                                to 12/31/01
Investment income:
  Dividend income                 $     732,190  $           - $            - $          12  $    251,190
  Mortality and expense charges         626,240         63,861         48,056            10       625,481

  Net investment income (loss)          105,950        (63,861)       (48,056)            2      (374,291)

Gain (loss) on investments:
  Net realized gain (loss)             (153,332)    (2,090,338)    (6,183,398)           (1)  (12,423,524)
  Realized gain distributions           939,921              -      1,926,671             -             -
  Net change in unrealized
   appreciation (depreciation)         (790,641)      (942,289)     1,324,085           252      (722,193)

  Net gain (loss)                        (4,052)    (3,032,627)    (2,932,642)          251   (13,145,717)

Increase (decrease) in
  net assets from operations      $     101,898  $  (3,096,488)  $ (2,980,698) $        253  $(13,520,008)


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      statementS of OPERATIONS (continued)
                      For the year ended December 31, 2001


                                       Janus                SAFECO                       INVESCO

                                     Flexible                                                  Financial
                                      Income        Equity         Growth        Dynamics      Services

                                                                              For the period For the period
                                                                               from 5/01/01  from 5/01/01
                                                                              (commencement) (commencement)
                                                                                to 12/31/01   to 12/31/01
Investment income:
  Dividend income                 $     440,958  $      43,985 $            - $           -  $          7
  Mortality and expense charges          93,950         70,654        186,742             -             -

  Net investment income (loss)          347,008        (26,669)      (186,742)            -             7

Gain (loss) on investments:
  Net realized gain (loss)              (20,539)       (26,061)        14,139             -             -
  Realized gain distributions                 -              -        398,226             -           160
  Net change in unrealized
   appreciation (depreciation)          114,867       (523,655)     2,318,979            (3)          (76)

  Net gain (loss)                        94,328       (549,716)     2,731,344            (3)           84

Increase (decrease) in
  net assets from operations      $     441,336  $    (576,385)   $ 2,544,602         $  (3)         $ 91


                                             INVESCO              Vanguard

                                                                 Short-Term
                                  Health Sciences Technology       Federal

                                  For the period For the period For the period
                                   from 5/01/01  from 5/01/01   from 5/01/01
                                  (commencement) (commencement) (commencement)
                                    to 12/31/01   to 12/31/01    to 12/31/01
Investment income:
  Dividend income                 $           -  $           - $            -
  Mortality and expense charges               -              -              -

  Net investment income (loss)                -              -              -

Gain (loss) on investments:
  Net realized gain (loss)                    -              -              -
  Realized gain distributions                 -              -              -
  Net change in unrealized
   appreciation (depreciation)                7              9              1

  Net gain (loss)                             7              9              1

Increase (decrease) in
  net assets from operations      $           7  $           9 $            1


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                      statementS of changes in net assets



                                                        AUL American Series Fund


                                      Equity                 Money Market                  Bond


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00


Increase in net assets
from operations:
  Net investment income
   (loss)                     $    8,321 $  2,429,900  $   622,659  $ 1,014,977  $   822,822  $   781,131
  Net realized gain (loss)    (1,557,726)  (1,955,635)           -            -      434,395     (217,516)
  Realized gain distributions  2,403,671            -            -            -            -            -
  Net change in unrealized
     appreciation
     (depreciation)            3,423,450    4,972,629            -            -     (333,827)     650,218


Increase (decrease)
  in net assets
  from operations              4,277,716    5,446,894      622,659    1,014,977      923,390    1,213,833

Contract owner transactions:
  Proceeds from units sold    56,155,055   18,308,042  136,276,650  155,241,954   33,232,916   18,232,689
  Cost of units redeemed     (51,305,938) (22,139,302)(131,235,193)(153,091,650) (27,400,441) (17,020,394)

     Increase (decrease)       4,849,117   (3,831,260)   5,041,457    2,150,304    5,832,475    1,212,295


Net increase (decrease)        9,126,833    1,615,634    5,664,116    3,165,281    6,755,865    2,426,128
Net assets, beginning
  of year                     40,991,108   39,375,474   25,280,803   22,115,522   15,762,030   13,335,902

Net assets, end of year     $ 50,117,941 $ 40,991,108 $ 30,944,919 $ 25,280,803  $22,517,895  $15,762,030


Units sold                    16,631,333    6,266,031   93,921,544  111,157,024   16,166,838    9,540,825
Units redeemed               (15,213,088)  (7,723,888) (90,447,526)(109,662,099) (13,364,661)  (8,949,619)


Net increase (decrease)        1,418,245   (1,457,857)   3,474,018    1,494,925    2,802,177      591,206
Units outstanding, beginning
  of year                     12,597,555   14,055,412   17,689,664   16,194,739    7,983,484    7,392,278

Units outstanding,
  end of year                 14,015,800   12,597,555   21,163,682   17,689,664   10,785,661    7,983,484


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)


                                                        AUL American Series Fund


                                      Managed          Tactical Asset Allocation   Conservative Investor


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00

Increase in net assets
from operations:
  Net investment income
   (loss)                    $   496,944 $  1,497,269  $         2  $     4,066  $     7,245  $    13,213
  Net realized gain (loss)       (16,479)     117,470       (1,453)      (1,964)      (1,254)      (1,162)
  Realized gain distributions  1,212,980            -        1,771            -          303            -
  Net change in unrealized
     appreciation
     (depreciation)            1,064,521    1,696,251           (6)       2,866       (4,825)      (8,400)

Increase (decrease)
  in net assets
  from operations              2,757,966    3,310,990          314        4,968        1,469        3,651

Contract owner transactions:
  Proceeds from units sold    17,153,082    9,479,681        7,958       18,340      149,793       50,809
  Cost of units redeemed     (10,536,535) (11,843,087)     (37,895)     (14,868)     (33,006)     (48,642)

     Increase (decrease)       6,616,547   (2,363,406)     (29,937)       3,472      116,787        2,167


Net increase (decrease)        9,374,513      947,584      (29,623)       8,440      118,256        5,818
Net assets, beginning
  of year                     27,247,829   26,300,245       52,055       43,615      225,005      219,187

Net assets, end of year     $ 36,622,342 $ 27,247,829  $    22,432  $    52,055  $   343,261  $   225,005


Units sold                     6,215,268    4,013,287        6,478       16,008      133,657       46,406
Units redeemed                (3,821,420)  (5,070,620)     (30,528)     (13,082)     (29,492)     (45,473)


Net increase (decrease)        2,393,848   (1,057,333)     (24,050)       2,926      104,165          933
Units outstanding, beginning
  of year                     10,360,033   11,417,366       41,667       38,741      201,345      200,412

Units outstanding,
  end of year                 12,753,881   10,360,033       17,617       41,667      305,510      201,345




    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)



                                          AUL American Series Fund                       Fidelity


                                 Moderate Investor        Aggressive Investor           High Income


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00

Increase in net assets
from operations:
  Net investment income
   (loss)                     $    8,660 $     25,458  $     4,144  $    19,635  $ 1,858,036  $ 1,060,718
  Net realized gain (loss)        (2,320)         869       (8,790)       1,636   (2,586,793)    (582,106)
  Realized gain distributions        479            -          530            -            -            -

  Net change in unrealized
      appreciation
      (depreciation)             (20,161)     (36,501)     (14,037)     (36,011)  (1,835,584)  (5,276,361)

Increase (decrease)
  in net assets
  from operations                (13,342)     (10,174)     (18,153)     (14,740)  (2,564,341)  (4,797,749)

Contract owner transactions:
  Proceeds from units sold       226,541      130,000      137,630      357,336   13,784,454   10,266,875
  Cost of units redeemed         (41,822)     (35,251)     (62,113)    (256,305) (10,046,490)  (8,285,750)

     Increase (decrease)         184,719       94,749       75,517      101,031    3,737,964    1,981,125


Net increase (decrease)          171,377       84,575       57,364       86,291    1,173,623   (2,816,624)
Net assets, beginning
of year                          401,956      317,381      275,565      189,274   16,644,942   19,461,564

Net assets, end of year       $  573,333 $    401,956  $   332,929  $   275,565  $17,818,565  $16,644,942


Units sold                       215,541      119,260      137,119      321,998   10,668,648    6,719,383
Units redeemed                   (38,934)     (32,640)     (60,280)    (228,300)  (7,731,055)  (5,376,613)


Net increase (decrease)          176,607       86,620       76,839       93,698    2,937,593    1,342,770
Units outstanding, beginning
  of year                        372,182      285,562      259,144      165,446   12,815,473   11,472,703

Units outstanding,
  end of year                    548,789      372,182      335,983      259,144   15,753,066   12,815,473


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)



                                                                Fidelity


                                      Growth                   Overseas                Asset Manager


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00

Increase in net assets
from operations:
  Net investment income
   (loss)                   $ (1,677,476)$ 14,905,354 $    762,727 $  2,150,443 $  2,557,832 $ 7,931,783
  Net realized gain (loss)       413,798    7,103,423  (10,822,795)   1,193,564     (304,253)    424,482
  Realized gain distributions 10,213,019            -    1,605,944            -    1,394,227           -
  Net change in unrealized
     appreciation
     (depreciation)          (39,199,967) (43,832,930)   3,485,832   (8,547,598)  (8,642,900)(13,107,686)

Increase (decrease)
  in net assets
  from operations            (30,250,626) (21,824,153)  (4,968,292)  (5,203,591)  (4,995,094) (4,751,421)

Contract owner transactions:
  Proceeds from units sold    64,064,662  108,272,532   33,574,031   32,949,303   30,780,647  42,838,943
  Cost of units redeemed     (49,705,508) (79,386,722) (31,636,695) (30,620,204) (23,125,749)(29,481,698)

     Increase (decrease)      14,359,154   28,885,810    1,937,336    2,329,099    7,654,898  13,357,245


Net increase (decrease)      (15,891,472)   7,061,657   (3,030,956)  (2,874,492)   2,659,804   8,605,824
Net assets, beginning
of year                      157,821,066  150,759,409   21,682,052   24,556,544   93,040,924  84,435,100

Net assets, end of year     $141,929,594 $157,821,066  $18,651,096  $21,682,052  $95,700,728 $93,040,924


Units sold                    21,648,538   27,705,281   20,989,134   14,998,842   16,744,564   21,534,538
Units redeemed               (16,759,532) (20,310,910) (19,823,649) (13,918,169) (12,570,951) (14,830,212)


Net increase (decrease)        4,889,006    7,394,371    1,165,485    1,080,673    4,173,613    6,704,326
Units outstanding, beginning
  of year                     46,168,040   38,773,669   11,353,249   10,272,576   48,253,843   41,549,517

Units outstanding,
  end of year                 51,057,046   46,168,040   12,518,734   11,353,249   52,427,456   48,253,843



    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)




                                                  Fidelity                             State Street


                                   Equity-Income              Contrafund             Equity 500 Index*


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00

Increase in net assets
from operations:
  Net investment income
   (loss)                     $   92,998 $  1,441,390  $  (231,705) $ 6,077,509  $ 1,260,132  $     2,716
  Net realized gain (loss)      (189,415)     450,344      310,868    1,158,999  (16,005,222)   4,611,909
  Realized gain distributions  1,127,961            -    1,396,309            -            -            -
  Net change in unrealized
     appreciation
     (depreciation)           (2,594,978)    (399,153)  (8,867,778) (11,592,797)  (9,843,219) (24,954,504)

Increase (decrease)
  in net assets
  from operations             (1,563,434)   1,492,581   (7,392,306)  (4,356,289) (24,588,309) (20,339,879)

Contract owner transactions:
  Proceeds from units sold     7,949,733   12,677,028   10,123,024   18,117,263   62,227,377  121,398,162
  Cost of units redeemed      (5,298,384) (12,052,392)  (6,918,102) (10,803,343) (46,471,087) (60,115,453)

     Increase (decrease)       2,651,349      624,636    3,204,922    7,313,920   15,752,290   61,282,704


Net increase (decrease)        1,087,915    2,117,217   (4,187,384)   2,957,631   (8,836,019)  40,942,830
Net assets, beginning
  of year                     24,051,049   21,933,832   54,911,075   51,953,444  180,585,680  139,642,850

Net assets, end of year     $ 25,138,964 $ 24,051,049  $50,723,691  $54,911,075 $171,749,661 $180,585,680


Units sold                     3,814,558    6,209,914    4,258,047    6,350,708   22,378,735   35,984,549
Units redeemed                (2,551,774)  (5,949,107)  (2,916,499)  (3,758,502) (16,705,827) (18,008,665)


Net increase (decrease)        1,262,784      260,807    1,341,548    2,592,206    5,672,908   17,975,884
Units outstanding, beginning
  of year                     11,109,818   10,849,011   20,337,472   17,745,266   58,495,675   40,519,791

Units outstanding,
  end of year                 12,372,602   11,109,818   21,679,020   20,337,472   64,168,583   58,495,675



*On April 18, 2001, all assets from the Fidelity Index 500 Fund were transferred to the State Street Equity 500 Index.

The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)



         American Century

                                                                      Small Cap   VP Income & VP International
                              VP Capital Appreciation Equity Income    Value       Growth       Growth

                                                      For the period For the period For the period For the period
                                 Year        Year      from 5/01/01  from 5/01/01   from 5/01/01   from 5/01/01
                                 ended       ended    (commencement) (commencement) (commencement) (commencement)
                               12/31/01    12/31/00     to 12/31/01   to 12/31/01    to 12/31/01    to 12/31/01

Increase in net assets
from operations:
  Net investment income
   (loss)                     $  (99,439)   $  87,453    $       23      $      (9)     $       3      $       -
  Net realized gain (loss)      (378,410)   1,002,836             1              -              -              -
  Realized gain distributions  2,962,118            -            50            187              -              -
  Net change in unrealized
     appreciation
     (depreciation)           (5,428,124)  (1,078,674)          519            656             13              3

Increase (decrease)
  in net assets
  from operations             (2,943,855)      11,615           593            834             16              3

Contract owner transactions:
  Proceeds from units sold     3,191,673   11,026,122        11,437         20,426          1,290            198
  Cost of units redeemed      (3,237,897)  (5,235,185)           (2)          (476)            (1)             -

     Increase (decrease)         (46,224)   5,790,937        11,435         19,950          1,289            198


Net increase (decrease)       (2,990,079)   5,802,552        12,028         20,784          1,305            201
Net assets, beginning
  of year                     10,277,640    4,475,088             -              -              -              -

Net assets, end of year     $  7,287,561 $ 10,277,640   $    12,028    $    20,784    $     1,305    $       201


Units sold                     2,006,498    5,249,320        10,718         17,222          1,387            120
Units redeemed                (2,015,658)  (2,491,373)           (1)          (396)            (2)             -


Net increase (decrease)           (9,160)   2,757,947        10,717         16,826          1,385            120
Units outstanding, beginning
  of year                      5,192,872    2,434,925             -              -              -              -

Units outstanding,
  end of year                  5,183,712    5,192,872        10,717         16,826          1,385            120


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)



         American Century  Alger


                                 Ultra         American Growth          American Balanced

                              For the period                                       For the period
                               from 5/01/01    Year          Year         Year      from 5/01/00
                              (commencement)   ended         ended        ended    (commencement)
                                to 12/31/01  12/31/01      12/31/00     12/31/01     12/31/00

Increase in net assets
from operations:
  Net investment income
   (loss)                     $           - $   (841,512) $11,152,335  $       565  $       (661)
  Net realized gain (loss)                -   (3,234,801)   3,712,062      (16,143)          (14)
  Realized gain distributions             -   10,331,798            -       19,635             -
  Net change in unrealized
     appreciation
     (depreciation)                       1  (17,522,085) (31,235,355)     (48,362)      (12,856)

Increase (decrease)
  in net assets
  from operations                         1  (11,266,600) (16,370,958)     (44,305)      (13,531)

Contract owner transactions:
  Proceeds from units sold              254   33,268,470   58,137,724    1,917,647       373,180
  Cost of units redeemed                  -  (26,782,823) (38,399,336)    (226,546)          (40)

     Increase (decrease)                254    6,485,647   19,738,388    1,691,101       373,140


Net increase (decrease)                 255   (4,780,953)   3,367,430    1,646,796       359,609
Net assets, beginning
  of year                                 -   87,289,262   83,921,832      359,609             -

Net assets, end of year        $        255  $82,508,309  $87,289,262  $ 2,006,405   $   359,609


Units sold                              114   12,686,821   17,199,519    2,191,860       404,755
Units redeemed                            -  (10,061,784) (11,347,079)    (264,837)          (45)


Net increase (decrease)                 114    2,625,037    5,852,440    1,927,023       404,710
Units outstanding, beginning
  of year                                 -   30,678,545   24,826,105      404,710             -

Units outstanding,
  end of year                           114   33,303,582   30,678,545    2,331,733       404,710



    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)



         Alger    Calvert  T.Rowe Price


                               American Leveraged AllCap    Social Mid Cap Growth         Equity Income

                                            For the period
                                 Year        from 5/01/00      Year         Year         Year         Year
                                 ended      (commencement)     ended        ended        ended        ended
                               12/31/01      to 12/31/00      12/31/01     12/31/00     12/31/01     12/31/00

Increase in net assets
from operations:
  Net investment income
   (loss)                       $    (2,790)      $  (107)$  (123,208)$    717,858   $  105,950   $ 2,811,980
  Net realized gain (loss)           (9,807)          (13) (3,306,024)     673,253     (153,332)       14,505
  Realized gain distributions         5,547             -     708,640            -      939,921             -
  Net change in unrealized
     appreciation
     (depreciation)                 (11,151)       (5,259)  1,170,454   (1,072,365)    (790,641)    1,624,754

Increase (decrease)
  in net assets
  from operations                   (18,201)       (5,379) (1,550,138)     318,746      101,898     4,451,239

Contract owner transactions:
  Proceeds from units sold          486,357        36,967  58,541,609   34,089,254   16,234,649    20,846,581
  Cost of units redeemed            (37,610)          (37)(57,191,877) (30,024,858)  (8,950,557)  (23,039,554)

     Increase (decrease)            448,747        36,930   1,349,732    4,064,396    7,284,092    (2,192,973)


Net increase (decrease)             430,546        31,551    (200,406)   4,383,142    7,385,990     2,258,266
Net assets, beginning
  of year                            31,551             -  10,167,670    5,784,528   45,982,202    43,723,936

Net assets, end of year        $    462,097  $     31,551 $ 9,967,264  $10,167,670  $53,368,192   $45,982,202


Units sold                          877,801        48,548  26,456,135   13,300,155    7,167,345    10,095,004
Units redeemed                      (70,602)          (57)(25,914,368) (11,747,390)  (3,968,378)  (11,340,853)


Net increase (decrease)             807,199        48,491     541,767    1,552,765    3,198,967    (1,245,849)
Units outstanding, beginning
  of year                            48,491             -   4,159,423    2,606,658   20,201,701    21,447,550
Units outstanding,
  end of year                       855,690        48,491   4,701,190    4,159,423   23,400,668    20,201,701


    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)


                                                           PBHG

                                                                                   Large Cap
                                     Growth II       Technology & Communications    Value

                                                                                For the period
                                 Year        Year          Year         Year     from 5/01/01
                                 ended       ended         ended        ended   (commencement)
                               12/31/01    12/31/00      12/31/01     12/31/00    to 12/31/01

Increase in net assets
from operations:
  Net investment income
   (loss)                    $   (63,861)  $  70,871   $  (48,056)   $  504,722         $  2
  Net realized gain (loss)    (2,090,338)    937,693   (6,183,398)    1,160,271           (1)
  Realized gain distributions          -           -    1,926,671             -            -
  Net change in unrealized
     appreciation
     (depreciation)             (942,289) (3,905,514)   1,324,085    (6,146,323)         252

Increase (decrease)
  in net assets
  from operations             (3,096,488) (2,896,950)  (2,980,698)   (4,481,330)         253

Contract owner transactions:
  Proceeds from units sold     2,944,395  16,873,991    4,977,533    15,750,560        8,077
  Cost of units redeemed      (2,800,098) (9,299,306)  (2,881,289)  (10,732,365)          (1)

     Increase (decrease)         144,297   7,574,685    2,096,244     5,018,195        8,076


Net increase (decrease)       (2,952,191)  4,677,735     (884,454)      536,865        8,329
Net assets, beginning
  of year                      7,526,375   2,848,640    4,778,903     4,242,038            -

Net assets, end of year      $ 4,574,184 $ 7,526,375  $ 3,894,449   $ 4,778,903  $     8,329


Units sold                     2,185,115   6,656,047    3,046,951     3,236,571        8,537
Units redeemed                (2,046,117) (3,831,483)  (1,674,055)   (2,311,228)          (1)


Net increase (decrease)          138,998   2,824,564    1,372,896       925,343        8,536
Units outstanding, beginning
  of year                      4,102,333   1,277,769    1,878,426       953,083            -

Units outstanding,
  end of year                  4,241,331   4,102,333    3,251,322     1,878,426        8,536



    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)


                                                    Janus                                  SAFECO


                                 Worldwide Growth           Flexible Income               Equity


                                 Year        Year          Year         Year         Year         Year
                                 ended       ended         ended        ended        ended        ended
                               12/31/01    12/31/00      12/31/01     12/31/00     12/31/01     12/31/00

Increase in net assets
from operations:
  Net investment income
   (loss)                    $   (374,291)$  4,299,981 $    347,008 $    256,055 $    (26,669)$    (25,568)
  Net realized gain (loss)    (12,423,524)   9,176,842      (20,539)     (45,773)     (26,061)      14,119
  Realized gain distributions           -            -            -            -            -            -
  Net change in unrealized
     appreciation
     (depreciation)              (722,193) (23,236,067)     114,867       77,773     (523,655)    (759,337)

Increase (decrease)
  in net assets
  from operations             (13,520,008) (11,759,244)     441,336      288,055     (576,385)    (770,786)

Contract owner transactions:
  Proceeds from units sold     40,931,746  105,314,487    2,657,180    2,317,658    1,828,870    2,771,537
  Cost of units redeemed      (34,410,698) (78,245,165)  (1,137,162)  (1,367,219)  (1,647,602)  (1,152,325)

     Increase (decrease)        6,521,048   27,069,322    1,520,018      950,439      181,268    1,619,212


Net increase (decrease)        (6,998,960)  15,310,078    1,961,354    1,238,494     (395,117)     848,426
Net assets, beginning
  of year                      56,414,224   41,104,146    6,457,771    5,219,277    6,334,421    5,485,995

Net assets, end of year      $ 49,415,264 $ 56,414,224  $ 8,419,125  $ 6,457,771  $ 5,939,304  $ 6,334,421


Units sold                     24,246,680   44,319,737    2,072,715    1,952,189    1,466,480    1,893,039
Units redeemed                (20,110,609) (33,030,661)    (890,232)  (1,157,883)  (1,244,200)    (790,549)


Net increase (decrease)         4,136,071   11,289,076    1,182,483      794,306      222,280    1,102,490
Units outstanding, beginning
  of year                      28,723,922   17,434,846    5,236,802    4,442,496    4,652,378    3,549,888

Units outstanding,
  end of year                  32,859,993   28,723,922    6,419,285    5,236,802    4,874,658    4,652,378



    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)



                                      SAFECO                                 INVESCO

                                                                      Financial
                                      Growth             Dynamics     Services  Health SciencesTechnology

                                                       For the period For the period For the period For the period
                                 Year        Year      from 5/01/01   from 5/01/01   from 5/01/01   from 5/01/01
                                 ended       ended     (commencement) (commencement) (commencement) (commencement)
                               12/31/01    12/31/00     to 12/31/01    to 12/31/01    to 12/31/01    to 12/31/01

Increase in net assets
from operations:
  Net investment income
   (loss)                    $   (186,742)$ 1,239,413 $            - $            7 $            - $            -
  Net realized gain (loss)         14,139     161,433              -              -              -              -
  Realized gain distributions     398,226           -              -            160              -              -
  Net change in unrealized
     appreciation
     (depreciation)             2,318,979  (2,462,114)            (3)           (76)             7              9

Increase (decrease)
  in net assets
  from operations               2,544,602  (1,061,268)            (3)            91              7              9

Contract owner transactions:
  Proceeds from units sold      5,552,902  14,815,201            319          3,441            833            841
  Cost of units redeemed       (2,556,089)(12,576,736)             -             (1)             -            (21)

     Increase (decrease)        2,996,813   2,238,465            319          3,440            833            820


Net increase (decrease)         5,541,415   1,177,197            316          3,531            840            829
Net assets. beginning
  of year                      12,837,067  11,659,870              -              -              -              -

Net assets, end of year      $ 18,378,482 $12,837,067 $          316 $        3,531 $          840 $          829


Units sold                      3,845,265   9,770,951            145          3,557            766            942
Units redeemed                 (1,811,663) (8,287,077)             -             (1)             -            (28)


Net increase (decrease)         2,033,602   1,483,874            145          3,556            766            914
Units outstanding, beginning
  of year                       9,376,539   7,892,665              -              -              -              -

Units outstanding,
  end of year                  11,410,141   9,376,539            145          3,556            766            914



    The accompanying notes are an integral part of the financial statements.

                            AUL American Unit Trust
                statementS of changes in net assets (continued)



                               Vanguard

                              Short-Term
                                Federal

                             For the period
                             from 5/01/01
                             (commencement)
                              to 12/31/01

Increase in net assets
from operations:
  Net investment income
   (loss)                    $          -
  Net realized gain (loss)              -
  Realized gain distributions           -
  Net change in unrealized
     appreciation
     (depreciation)                     1

Increase (decrease)
  in net assets
  from operations                       1

Contract owner transactions:
  Proceeds from units sold            507
  Cost of units redeemed                -

     Increase (decrease)              507


Net increase (decrease)               508
Net assets, beginning
  of year                               -

Net assets, end of year      $        508


Units sold                            358
Units redeemed                          -


Net increase (decrease)               358
Units outstanding, beginning
  of year                               -

Units outstanding,
  end of year                         358


    The accompanying notes are an integral part of the financial statements.

                         notes to financial statements

1. Summary of Significant Accounting Policies
The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the AUL American Series Fund, Inc. (AUL American Series Fund), Fidelity Variable Insurance Products Fund (Equity-Income, Growth, High Income, Overseas) and Fidelity Variable Insurance Products Fund II_(Asset Manager, Contrafund) (Fidelity), American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Quantitative Equity Funds, Inc., American Century World Mutual Funds, Inc., American Century Mutual Funds, Inc. (American Century), Alger American Fund (Alger), Calvert Variable Series (Calvert), T. Rowe Price Equity Series, Inc. (T. Rowe Price), PBHG Insurance Series Fund, Inc.. PBHG Funds, Inc. (PBHG), Janus Aspen Series (Janus), Safeco Resource Series Trust (Safeco), State Street Equity Index 500
(State Street), INVESCO Dynamics Fund, Inc., INVESCO Sector Funds, Inc. (INVESCO), and The Vanguard Fixed Income Securities Funds (Vanguard).
Security Valuation,  Transactions and Related Investment Income
The market value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.. Commencing in 2001, realized capital gain distributions have been presented as net realized capital gain distributions from investment in portfolio shares on the statement of operations. On April 18, 2001 the net assets in the Fidelity Index 500 Fund were transferred to the State Street Equity 500 Index Fund.
Mortality and Expense Risk Charges and Related Party Transactions
AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charge is equal, on an annual basis, to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the years ended December 31, 2001 and December 31, 2000 were $11,046,941 and $11,028,040, respectively. In addition to these fees, AUL may assess account charges as described below. Additionally, AUL American Series Fund has an investment advisory agreement with AUL. Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

            Equity               0.50%         Tactical Asset Allocation  0.80%
            Money Market         0.40%         Conservative Investor      0.70%
            Bond                 0.50%         Moderate Investor          0.70%
            Managed              0.50%         Aggressive Investor        0.70%

Such fees are included in the calculation of the Net Asset Value per share of the underlying funds.
Taxes
Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.
Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Account Charges
AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.
AUL deducts an annual administrative charge from each participant's account which may not exceed the lesser of 0.5% of the participant's account value or $7.50 per quarter. The charge is assessed every quarter on a participants account if it is in existence on the quarterly contract anniversary, and the charge is assessed notes to financial statements (continued) only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2001 and December 31, 2000 were $282,684 and $316,392, respectively.
On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of original contract purchase. The amount of the withdrawal charge varies depending upon the number of years the participant's account has been in existence, as follows:

                     Account Year                           Withdrawal Charge

                         1 - 5                                     8%
                        6 - 10                                     4%
                      11 or more                                   0%
The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts AUL may assess withdrawal charges ranging from 7% to 1%, depending on the account year. The charges incurred during the year ended December 31, 2001 and the year ended December 31, 2000 were $500,564 and $2,033,271, respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets.

3. Accumulation Unit Value
A summary of unit values, net assets, expense ratios (excluding expenses of the underlying funds and account charges), and the total return for each of the five years for the period ending December 31, 2001, or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and risk expenses.The Variable Account uses these unit values for processing participant transactions. Total returns are not annualized for those years operations have commenced.


                                                              Expenses as a
                                       Unit       Net Assets  % of Average     Total
                                       Value        (000s)     Net Assets     Return
   AUL American Series Fund:
      Equity
                December 31, 2001   $     3.58   $   50,118           1.25%       9.9%
                             2000         3.25       40,991           1.25%      16.1%
                             1999         2.80       39,375           1.25%      (2.0%)
                             1998         2.86       41,104           1.25%       6.0%
                             1997         2.70        3,396           1.25%      28.0%
      Money Market
                December 31, 2001         1.46       30,945           1.25%       2.3%
                             2000         1.43       25,281           1.25%       4.6%
                             1999         1.37       22,116           1.25%       3.4%
                             1998         1.32       10,702           1.25%       3.6%
                             1997         1.27        7,350           1.25%       3.6%
      Bond
                December 31, 2001         2.09       22,518           1.25%       5.7%
                             2000         1.97       15,762           1.25%       9.4%
                             1999         1.80       13,336           1.25%      (2.3%)
                             1998         1.85       12,936           1.25%       7.4%
                             1997         1.72        8,491           1.25%       6.5%


    The accompanying notes are an integral part of the financial statements.

                   notes to financial statements (continued)
3.    Accumulation Unit Value (continued)


                                                              Expenses as a
                                       Unit       Net Assets  % of Average     Total
                                       Value        (000s)     Net Assets     Return
      Managed
                December 31, 2001         2.87       36,622           1.25%       9.2%
                             2000         2.63       27,247           1.25%      14.2%
                             1999         2.30       26,300           1.25%      (1.9%)
                             1998         2.35       28,257           1.25%       7.0%
                             1997         2.19       23,765           1.25%      19.4%
      Tactical Asset Allocation
                December 31, 2001   $     1.27   $       22           1.25%       1.9%
                             2000         1.25           52           1.25%      11.0%
                             1999         1.13           44           1.25%      (4.3%)
                             1998         1.18           42           1.25%       5.9%
                             1997         1.11            -           1.25%      13.0%
                           5/1/97*        0.98            -              -          -
      Conservative Investor
                December 31, 2001         1.12          343           1.25%       0.5%
                             2000         1.12          225           1.25%       2.2%
                             1999         1.09          219           1.25%       4.5%
                             1998         1.05          101           1.25%       4.7%
                           5/1/98*        1.00            -              -          -
      Moderate Investor
                December 31, 2001         1.04          573           1.25%      (3.3%)
                             2000         1.08          402           1.25%      (2.8%)
                             1999         1.11          317           1.25%       6.9%
                             1998         1.04          192           1.25%       4.0%
                           5/1/98*        1.00            -              -          -
      Aggressive Investor
                December 31, 2001         0.99          333           1.25%      (6.8%)
                             2000         1.06          276           1.25%      (7.0%)
                             1999         1.14          189           1.25%      10.3%
                             1998         1.04          144           1.25%       3.7%
                           5/1/98*        1.00            -              -          -
   Fidelity:
      High Income
                December 31, 2001         1.13       17,819           1.25%     (12.8%)
                             2000         1.30       16,645           1.25%     (23.4%)
                             1999         1.70       19,462           1.25%       6.8%
                             1998         1.59       17,771           1.25%      (5.5%)
                             1997         1.68       13,542           1.25%      16.2%
      Growth
                December 31, 2001         2.78      141,930           1.25%     (18.7%)
                             2000         3.42      157,821           1.25%     (12.1%)
                             1999         3.89      150,759           1.25%      35.7%
                             1998         2.86       92,950           1.25%      37.8%
                             1997         2.08       55,119           1.25%      21.9%


*Commenced operations
    The accompanying notes are an integral part of the financial statements.

                    notes to financial statements (continued)
3.    Accumulation Unit Value (continued)


                                                              Expenses as a
                                       Unit       Net Assets  % of Average     Total
                                       Value        (000s)     Net Assets     Return
      Overseas
                December 31, 2001         1.49       18,651           1.25%     (22.2%)
                             2000         1.91       21,682           1.25%     (20.1%)
                             1999         2.39       24,557           1.25%      40.9%
                             1998         1.70       17,156           1.25%      11.3%
                             1997         1.52       14,204           1.25%      10.2%
      Asset Manager
                December 31, 2001   $     1.83   $   95,701           1.25%      (5.3%)
                             2000         1.93       93,041           1.25%      (5.1%)
                             1999         2.03       84,435           1.25%       9.7%
                             1998         1.85       68,757           1.25%      13.6%
                             1997         1.63       50,292           1.25%      19.2%
      Equity-Income
                December 31, 2001         2.03       25,139           1.25%      (6.1%)
                             2000         2.16       24,051           1.25%       7.1%
                             1999         2.02       21,934           1.25%       5.0%
                             1998         1.93       18,381           1.25%      10.2%
                             1997         1.75       12,178           1.25%      26.5%
      Contrafund
                December 31, 2001         2.34       50,724           1.25%     (13.3%)
                             2000         2.70       54,911           1.25%      (7.8%)
                             1999         2.93       51,953           1.25%      22.7%
                             1998         2.39       31,402           1.25%      28.4%
                             1997         1.86       16,668           1.25%      22.6%
   State Street**:
      Equity 500 Index
                December 31, 2001         2.68      171,750           1.25%     (13.3%)
                             2000         3.09      180,586           1.25%     (10.4%)
                             1999         3.45      139.643           1.25%      19.0%
                             1998         2.90       88,620           1.25%      26.7%
                             1997         2.28       42,003           1.25%      31.0%
   American Century:
      VP Capital Appreciation
                December 31, 2001         1.41        7,288           1.25%     (29.0%)
                             2000         1.98       10,278           1.25%       7.7%
                             1999         1.84        4,475           1.25%      62.5%
                             1998         1.13        2,157           1.25%      (3.4%)
                             1997         1.17        2,310           1.25%      (4.5%)
      Equity Income
                December 31, 2001         1.12           12           1.25%       6.9%
                           5/1/01*        1.05            -              -          -


 *Commenced operations

**On April 18, 2001, all assets from the Fidelity Index 500 Fund were transferred to the State Street Equity 500 Index.

    The accompanying notes are an integral part of the financial statements.

                   notes to financial statements (continued)
3.    Accumulation Unit Value (continued)


                                                              Expenses as a
                                       Unit       Net Assets  % of Average     Total
                                       Value        (000s)     Net Assets     Return
      Small Cap Value
                December 31, 2001         1.24           21           1.25%      13.9%
                           5/1/01*        1.08            -              -          -
      VP Income and Growth
                December 31, 2001         0.94            1           1.25%      (8.0%)
                           5/1/01*        1.02            -              -          -
      VP International Growth
                December 31, 2001   $     1.68   $        -           1.25%     (17.1%)
                           5/1/01*        2.02            -              -          -
      Ultra
                December 31, 2001         2.24            -           1.25%      (7.6%)
                           5/1/01*        2.43            -              -          -
   Alger:
      American Growth
                December 31, 2001         2.48       82,508           1.25%     (12.9%)
                             2000         2.85       87,289           1.25%     (15.8%)
                             1999         3.38       83,922           1.25%      32.1%
                             1998         2.56       41,675           1.25%      46.2%
                             1997         1.75       19,116           1.25%      24.2%
      American Balanced
                December 31, 2001         0.86        2,006           1.25%      (3.2%)
                             2000         0.89          359           1.25%     (11.1%)
                           5/1/00*        1.00            -              -          -
      American Leveraged AllCap
                December 31, 2001         0.54          462           1.25%     (17.0%)
                             2000         0.65           32           1.25%     (34.9%)
                           5/1/00*        1.00            -              -          -
   Calvert:
      Social Mid-Cap Growth
                December 31, 2001         2.12        9,967           1.25%     (13.3%)
                             2000         2.44       10,168           1.25%      10.2%
                             1999         2.22        5,785           1.25%       5.6%
                             1998         2.10        4,798           1.25%      28.2%
                             1997         1.64        1,755           1.25%      22.1%
   T. Rowe Price:
      Equity Income
                December 31, 2001         2.28       53,368           1.25%       0.2%
                             2000         2.28       45,982           1.25%      11.7%
                             1999         2.04       43,724           1.25%       2.4%
                             1998         1.99       37,980           1.25%       7.7%
                             1997         1.85       21,526           1.25%      27.3%


*Commenced operations
    The accompanying notes are an integral part of the financial statements.

                    notes to financial statements (continued)
3.    Accumulation Unit Value (continued)


                                                              Expenses as a
                                       Unit       Net Assets  % of Average     Total
                                       Value        (000s)     Net Assets     Return
   PBHG:
      Growth II
                December 31, 2001   $     1.08   $    4,574           1.25%     (41.2%)
                             2000         1.83        7,526           1.25%     (17.7%)
                             1999         2.23        2,849           1.25%      95.7%
                             1998         1.14          470           1.25%       6.8%
                             1997         1.07           62           1.25%       6.6%
      Technology & Communications
                December 31, 2001         1.20        3,894           1.25%     (52.9%)
                             2000         2.54        4,779           1.25%     (42.8%)
                             1999         4.45        4,242           1.25%     230.2%
                             1998         1.35          289           1.25%      30.6%
                             1997         1.03          105           1.25%       3.2%
      Large Cap Value
                December 31, 2001         0.98            8           1.25%      (7.3%)
                           5/1/01*        1.05            -              -          -
   Janus:
      Worldwide Growth
                December 31, 2001         1.50       49,415           1.25%     (23.4%)
                             2000         1.96       56,414           1.25%     (16.7%)
                             1999         2.36       41,104           1.25%      62.4%
                             1998         1.45       12,133           1.25%      27.2%
                             1997         1.14        2,427           1.25%      13.0%
      Flexible Income
                December 31, 2001         1.31        8,419           1.25%       6.4%
                             2000         1.23        6,458           1.25%       4.9%
                             1999         1.17        5,219           1.25%       0.3%
                             1998         1.17        2,581           1.25%       8.0%
                             1997         1.08          314           1.25%       8.8%
   SAFECO:
      Equity
                December 31, 2001         1.22        5,939           1.25%     (10.5%)
                             2000         1.36        6,334           1.25%     (11.9%)
                             1999         1.55        5,486           1.25%       7.9%
                             1998         1.43        2,913           1.25%      23.3%
                             1997         1.16          216           1.25%      18.0%
      Growth
                December 31, 2001         1.61       18,378           1.25%      17.7%
                             2000         1.36       12,837           1.25%      (7.3%)
                             1999         1.48       11,660           1.25%       4.6%
                             1998         1.41        9,445           1.25%       0.3%
                             1997         1.41        1,505           1.25%      50.7%


*Commenced operations
    The accompanying notes are an integral part of the financial statements.

                    notes to financial statements (continued)
3.    Accumulation Unit Value (continued)


                                                              Expenses as a
                                       Unit       Net Assets  % of Average     Total
                                       Value        (000s)     Net Assets     Return
   Invesco:
      Dynamics
                December 31, 2001   $     2.18   $        -           1.25%     (20.1%)
                           5/1/01*        2.66            -              -          -
      Financial Services
                December 31, 2001         0.99            4           1.25%      (3.9%)
                           5/1/01*        1.03            -              -          -
      Health Sciences
                December 31, 2001         1.10            1           1.25%       1.1%
                           5/1/01*        1.08            -              -          -
      Technology
                December 31, 2001         0.91            1           1.25%     (29.4%)
                           5/1/01*        1.28            -              -          -
   Vanguard:
      Short-Term Federal
                December 31, 2001         1.42            1           1.25%       3.9%
                           5/1/01*        1.37            -              -          -


*Commenced operations
    The accompanying notes are an integral part of the financial statements.

                   notes to financial statements (continued)

4.    Cost of Investments
      The cost of investments at December 31, 2001, is:

AUL American Series Fund:
      Equity                      $  49,677,759
      Money Market                   30,944,919
      Bond                           23,213,596
      Managed                        36,979,923
      Tactical Asset Allocation          23,784
      Conservative Investor             361,304
      Moderate Investor                 624,626
      Aggressive Investor               381,439

   Fidelity:
      High Income                 $  25,839,433
      Growth                        183,219,221
      Overseas                       18,809,073
      Asset Manager                 108,105,148
      Equity-Income                  26,691,329
      Contrafund                     58,052,373

   State Street:*
      Equity 500 Index            $ 177,975,944

   American Century:
      VP Capital Appreciation     $  12,325,977
      Equity Income                      11,509
      Small Cap Value                    20,128
      VP Income & Growth                  1,292
      VP International Growth               197
      Ultra                                 254

   Alger:
      American Growth             $ 116,349,397
      American Balanced               2,067,623
      American Leveraged AllCap         478,507

   Calvert:
      Social Mid-Cap Growth       $   9,942,510

   T. Rowe Price:
      Equity Income               $  53,324,602

   PBHG:
      Growth II                   $   8,652,219
      Technology &
        Communications                6,703,239
      Large Cap Value                     8,077

   Janus:
      Worldwide Growth            $  64,603,915
      Flexible Income                 8,460,890

   Safeco:
      Equity                      $   7,095,793
      Growth                         18,315,517

   INVESCO:
      Dynamics                    $         318
      Financial Services                  3,607
      Health Sciences                       833
      Technology                            820

   Vanguard:
   Short-Term Federal              $        508

*On April 18, 2001, all assets from the Fidelity Index 500 Fund were transferred to the State Street Equity 500 Index.
     The accompanying notes are an integral part of the financial statements.

                    notes to financial statements (continued)
5.    Mutual Fund Shares
      Mutual fund shares owned at December 31, 2001:

    AUL American Series Fund:
      Equity                          2,724,690
      Money Market                   30,944,919
      Bond                            2,104,870
      Managed                         2,541,277
      Tactical Asset Allocation           1,953
      Conservative Investor              35,720
      Moderate Investor                  62,776
      Aggressive Investor                38,071
   Fidelity:
      High Income                     2,779,807
      Growth                          4,222,838
      Overseas                        1,343,739
      Asset Manager                   6,595,502
      Equity-Income                   1,105,009
      Contrafund                      2,519,806
   State Street:
      Equity 500 Index*              17,853,395
   American Century:
      VP Capital Appreciation           971,675
      Equity Income                       1,685
      Small Cap Value                     2,592
      VP Income & Growth                     48
      VP International Growth                25
      Ultra                                   9
   Alger:
      American Growth                 2,243,896
      American Balanced                 153,395
   American Leveraged AllCap                14,646
         Calvert:
      Social Mid-Cap Growth             390,720
   T. Rowe Price:
      Equity Income                   2,783,943
   PBHG:
      Growth II                         406,956
      Technology &                    1,194,627
        Communications
      Large Cap Value                       610
   Janus:
      Worldwide Growth                1,731,442
      Flexible Income                   722,052
   Safeco:
      Equity                            242,238
      Growth                            839,583
   INVESCO:
      Dynamics                               20
      Financial Services                    130
      Health Sciences                        17
      Technology                             25
   Vanguard:
   Short-Term Federal                        49

*On April 18, 2001, all assets from the Fidelity Index 500 Fund were transferred to the State Street Equity 500 Index.

    The accompanying notes are an integral part of the financial statements.

                    notes to financial statements (continued)
6.    Net Assets
      Net Assets at December 31, 2001, are:


                                                          AUL American Series Fund

                                                                                            Tactical Asset
                                      Equity     Money Market       Bond          Managed     Allocation

Proceeds from units sold          $ 135,277,668  $ 492,442,679 $  93,064,949 $  64,035,432 $       76,011
Cost of units redeemed             (109,484,776)  (464,400,842)  (74,360,998)  (42,659,796)       (55,974)
Net investment income                15,172,908      2,903,082     4,207,182    10,482,949          5,683
Net realized gain (loss)              6,308,288              -       302,463     3,908,358         (3,707)
Realized gain distributions           2,403,671              -             -     1,212,980          1,771
Unrealized appreciation
   (depreciation)                       440,182              -      (695,701)     (357,581)        (1,352)

                                  $  50,117,941  $  30,944,919 $  22,517,895 $  36,622,342 $       22,432


                                           AUL American Series Fund                      Fidelity

                                   Conservative    Moderate      Aggressive
                                     Investor      Investor       Investor      High Income     Growth
Proceeds from units sold          $     502,793  $     708,824 $     964,974 $  58,599,997  $325,920,999
Cost of units redeemed                 (175,611)      (137,859)     (624,469)  (36,998,710) (209,908,146)
Net investment income                    34,694         51,773        34,350     7,171,993    31,579,976
Net realized gain (loss)                   (875)         1,409         6,053    (2,933,848)   25,413,373
Realized gain distributions                 303            479           530             -    10,213,019
Unrealized appreciation
   (depreciation)                       (18,043)       (51,293)      (48,509)   (8,020,867)  (41,289,627)

                                  $     343,261 $      573,333 $     332,929 $  17,818,565 $ 141,929,594


                                                           Fidelity                          State Street

                                                                                                Equity
                                     Overseas    Asset Manager  Equity-Income   Contrafund    500 Index*
Proceeds from units sold          $ 151,341,715  $ 169,130,587 $  47,597,551 $  76,607,308 $ 353,367,805
Cost of units redeemed             (134,010,193)   (92,841,625)  (27,146,965)  (32,253,102) (182,630,071)
Net investment income                 5,122,123     26,323,112     3,318,485     7,458,039     2,756,351
Net realized gain (loss)             (5,250,516)     4,098,847     1,794,297     4,843,819     4,481,858
Realized gain distributions           1,605,944      1,394,227     1,127,961     1,396,309             -
Unrealized appreciation
   (depreciation)                      (157,977)   (12,404,420)   (1,552,365)   (7,328,682)   (6,226,282)

                                  $  18,651,096 $   95,700,728 $  25,138,964 $  50,723,691 $  171,749,661


*On April 18, 2001, all assets from the Fidelity Index 500 Fund were transferred to the State Street Equity 500 Index.
     The accompanying notes are an integral part of the financial statements.

                    notes to financial statements (continued)
6.    Net Assets (continued)
   Net Assets at December 31, 2001, are:


                                                              American Century

                                    VP Capital                    Small Cap     VP Income & VP International
                                   Appreciation  Equity Income      Value         Growth        Growth
Proceeds from units sold          $  20,823,950  $      11,438 $      20,426 $       1,290  $        198
Cost of units redeemed              (11,977,818)            (2)         (476)           (1)            -
Net investment income                   184,692             72           178             3             -
Net realized gain (loss)                333,035              1             -             -             -
Realized gain distributions           2,962,118              -             -             -             -
Unrealized appreciation
   (depreciation)                    (5,038,416)           519           656            13             3

                                  $   7,287,561  $      12,028 $       20,784 $       1,305  $        201


                                     American
                                      Century                       Alger                       Calvert

                                                   American       American       American   Social Mid-Cap
                                       Ultra        Growth        Balanced   Leveraged AllCap   Growth
Proceeds from units sold          $         254  $ 208,764,691 $   2,290,827 $     527,019 $  125,417,791
Cost of units redeemed                        -   (130,931,000)     (226,586)      (41,343)  (115,603,534)
Net investment income                         -     18,452,536           (96)       (2,897)     1,638,257
Net realized gain (loss)                      -      9,731,373       (16,158)       (9,819)    (2,218,643)
Realized gain distributions                   -     10,331,798        19,635         5,547        708,640
Unrealized appreciation
   (depreciation)                             1    (33,841,089)      (61,217)      (16,410)        24,753

                                  $         255  $  82,508,309 $   2,006,405 $     462,097 $    9,967,264


                                   T.Rowe Price                     PBHG

                                                                Technology &     Large Cap
                                   Equity Income   Growth II   Communications      Value
Proceeds from units sold          $  91,373,954  $  22,864,925 $  23,521,548 $       8,077
Cost of units redeemed              (49,156,480)   (13,372,906)  (14,406,053)           (1)
Net investment income                 7,344,681         (9,811)      439,009             2
Net realized gain (loss)              2,822,526       (829,989)   (4,777,936)           (1)
Realized gain distributions             939,921              -     1,926,671             -
Unrealized appreciation
   (depreciation)                        43,590     (4,078,035)   (2,808,790)          252

                                  $  53,368,192  $   4,574,184 $   3,894,449 $       8,329



    The accompanying notes are an integral part of the financial statements.

                   notes to financial statements (continued)


                                              Janus                       SAFECO

                                     Worldwide     Flexible
                                      Growth        Income         Equity         Growth
Proceeds from units sold          $ 199,400,363 $   11,605,648 $  10,241,039 $  37,188,138
Cost of units redeemed             (139,227,841)    (4,030,395)   (3,532,266)  (20,637,358)
Net investment income                 3,856,207        968,509       331,678     2,088,676
Net realized gain (loss)                575,187        (82,872)       55,342      (722,165)
Realized gain distributions                   -              -             -       398,226
Unrealized appreciation
   (depreciation)                   (15,188,652)       (41,765)   (1,156,489)       62,965

                                  $  49,415,264  $   8,419,125 $   5,939,304 $  18,378,482



                                                            INVESCO

                                                   Financial
                                     Dynamics      Services    Health Sciences  Technology
Proceeds from units sold          $         319  $       3,441 $         833 $         841
Cost of units redeemed                        -             (1)            -           (21)
Net investment income                         -            167             -             -
Net realized gain (loss)                      -              -             -             -
Realized gain distributions                   -              -             -             -
Unrealized appreciation
   (depreciation)                            (3)           (76)            7             9
                                  $         316  $       3,531 $         840 $         829


                                     Vanguard

                                    Short-Term
                                      Federal
Proceeds from units sold          $         507
Cost of units redeemed                        -
Net investment income                         -
Net realized gain (loss)                      -
Realized gain distributions                   -
Unrealized appreciation
   (depreciation)                             1

                                  $         508



    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are not annualized.This information pertains to year 2001 only.
AUL American Series Fund:
     Equity                       1.3%
     Money Market                 3.5%
     Bond                         5.6%
     Managed                      2.8%
     Tactical Asset Allocation    1.3%
     Conservative Investor        3.7%
     Moderate Investor            3.0%
     Aggressive Investor          2.7%
   Fidelity:
     High Income                 11.6%
     Growth                       0.1%
     Overseas                     5.1%
     Asset Manager                4.0%
     Equity-Income                1.6%
     Contrafund                   0.8%
   State Street:
     Equity 500 Index**           2.0%
   American Century:
     VP Capital Appreciation      0.0%
     Equity Income*               1.3%
     Small Cap Value*             0.3%
     VP Income & Growth*          1.4%
     VP International Growth*     0.0%
     Ultra*                       0.0%
   Alger:
     American Growth              0.3%
     American Balanced            1.2%
American Leveraged AllCap  0.0%
         Calvert:
     Social Mid-Cap Growth        0.0%
   T. Rowe Price:
     Equity Income                1.5%
   Janus:
     Worldwide Growth             0.5%
     Flexible Income              5.8%
   SAFECO:
     Equity                       0.8%
     Growth                       0.0%
   PBHG:
     Growth II                    0.0%
     Technology &
       Communications             0.0%
     Large Cap Value*             0.5%
   INVESCO:
     Dynamics*                    0.0%
     Financial Services*          0.9%
     Health Sciences*             0.0%
     Technology*                  0.0%
   Vanguard:
     Short-Term Federal*          0.0%

 *Commenced operations 5/1/01.

**On April 18, 2001, all assets from the Fidelity Index 500 Fund were transferred to the State Street Equity 500 Index.